STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (918,474)	$ (633,173)	$ (523,905)
Items not affecting cash:
Depreciation	5,152	5,475	5,609
Depreciation-right-of-use assets	39,536	39,536	0
Deemed interest on lease	7,882	11,068	0
Loss on disposal of equipment, vehicles and furniture	0	3	0
Option based payments	589,751	223,384	42,090
Changes in non-cash working capital items:
(Increase)/decrease in receivables	(2,643)	26	1,162
(Increase)/decrease in prepaids and deposits	(1,202)	(20,313)	1,294
Increase/(decrease) in accounts payable and accrued liabilities	(19,558)	17,756	(7,827)
Increase in amounts owing to related parties	429,321	368,014	312,248
Net cash provided by/(used in) operating activities	129,765	11,776	(169,329)
CASH FLOWS FROM FINANCING ACTIVITIES
Lease payments	(46,620)	(46,620)	0
Net cash used in financing activities	(46,620)	(46,620)	0
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation costs - (net of recovery)	(87,195)	(42,079)	(236,592)
Purchase of equipment, vehicles and furniture	0	(6,924)	0
Net cash used in investing activities	(87,195)	(49,003)	(236,592)
Change in cash and cash equivalents during the year	(4,050)	(83,847)	(405,921)
Cash and cash equivalents, beginning of year	53,436	137,283	543,204
Cash and cash equivalents, end of year	$ 49,386	$ 53,436	$ 137,283